PROPERTY AND EQUIPMENT, NET (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)
Property, Plant, and Equipment [Abstract]
Depreciation expense	$ 109,589	$ 64,692	$ 504,596	$ 290,550
Gains of disposal of property and equipment		$ 30,000	$ 234,000	$ 1,000,000